Consolidated Statement of Income (Parenthetical) - EUR (€) € in Billions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Interest and similar income based on effective interest rate method	€ 32.5	€ 36.5	€ 34.0